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                         COLUMBIA FUNDS MANAGEMENT COMPANY
                               1300 S.W. Sixth Avenue
                                Portland, OR  97201




March 1, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

          Re:  Columbia U.S. Government Securities Fund, Inc.
               File Nos. 33-8843, CIK 0000801962

     Pursuant to Rule 497 (j) under the Securities Act of 1993, the undersigned certifies on behalf of the Registrant that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1993, as amended, would not have differed from those contained in Post-Effective Amendment to the Registration Statement on Form N-1A for the above Registrant as filed electronically with the Securities and Exchange Commission on February 24, 1999.

     Any questions regarding this transmission can be directed to Mark Wentzien at (503) 795-6397.

                                        Very truly yours,

                                        Mark A. Wentzien

                                        Columbia Funds Management Company